Note 19 - Derivative Instruments and Hedging Activities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Mortgage Pipeline [Member] | Gain on Sales of Loans [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 19,000	$ 27,000
Loans Held for Sale [Member] | Gain on Sales of Loans [Member]
Derivative, Gain (Loss) on Derivative, Net	14,000	(3,000)
Other Liabilities [Member] | Mortgage Pipeline [Member]
Increase (Decrease) in Derivative Liabilities	11,000	(7,000)
Increase (Decrease) in Derivative Assets	30,000	20,000
Other Liabilities [Member] | Loans Held for Sale [Member]
Increase (Decrease) in Derivative Liabilities	$ (14,000)	$ 3,000